ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Activity in accumulated other comprehensive income loss
The activity in Accumulated Other Comprehensive Loss is summarized as follows:

(in thousands of $)	Unrealized investment (losses) gains	Translation adjustments	Total
Balance at December 31, 2010	226	(4,062)	(3,836)
Translation adjustment	—	(49)	(49)
Net unrealized losses on marketable securities	(894)	—	(894)
Balance at December 31, 2011	(668)	(4,111)	(4,779)
Translation adjustment	—	97	97
Net unrealized gains on marketable securities	527	—	527
Balance at December 31, 2012	(141)	(4,014)	(4,155)
Translation adjustment	—	(63)	(63)
Net unrealized gains on marketable securities	915	—	915
Balance at December 31, 2013	774	(4,077)	(3,303)